STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS (Parenthetical) - $ / shares	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
First quarterly distribution paid per unit (in dollars per unit)	$ 1.04	$ 0.89	$ 0.56
Second quarterly distribution paid per unit (in dollars per unit)	$ 0.84	0.09	0.05
Third quarterly distribution paid per unit (in dollars per unit)		1.42	0.36
Fourth quarterly distribution declared per unit (in dollars per unit)		$ 1.75	$ 0.46